UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22752

Nuveen Intermediate Duration Municipal Term Fund
(Exact name of registrant as specified in charter)

Nuveen Investments
        333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)

Kevin J. McCarthy
Vice President and Secretary
        333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)

Registrant's telephone number, including area code:         312-917-7700

Date of fiscal year end:            5/31

Date of reporting period:         8/31/15

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

	Portfolio of Investments

	Nuveen Intermediate Duration Municipal Term Fund (NID)
	August 31, 2015 (Unaudited)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	LONG-TERM INVESTMENTS – 125.5% (99.8% of Total Investments)

	MUNICIPAL BONDS – 125.5% (99.8% of Total Investments)

	Alabama – 3.2% (2.6% of Total Investments)
$ 235	Jefferson County Public Building Authority, Alabama, Lease Revenue Warrants, Series 2006,	4/16 at 100.00	B1	$ 232,467
	5.125%, 4/01/21 – AMBAC Insured
7,000	Jefferson County, Alabama, General Obligation Refunding Warrants, Series 2003A, 5.000%,	11/15 at 100.00	AA–	7,002,170
	4/01/22 – NPFG Insured
665	Jefferson County, Alabama, General Obligation Warrants, Series 2004A, 5.000%, 4/01/18 –	11/15 at 100.00	AA–	665,745
	NPFG Insured
	Jefferson County, Alabama, Limited Obligation School Warrants, Education Tax Revenue Bonds,
	Series 2004A:
625	5.250%, 1/01/16	11/15 at 100.00	A–	628,844
10,000	5.250%, 1/01/20	11/15 at 100.00	A–	10,061,499
200	5.500%, 1/01/22 – AGM Insured	11/15 at 100.00	AA	201,230
2,000	5.250%, 1/01/23	11/15 at 100.00	A–	2,012,300
20,725	Total Alabama			20,804,255
	Alaska – 0.3% (0.2% of Total Investments)
2,000	Northern Tobacco Securitization Corporation, Alaska, Tobacco Settlement Asset-Backed Bonds,	11/15 at 100.00	B	1,728,280
	Series 2006A, 5.000%, 6/01/32
	Arizona – 1.5% (1.2% of Total Investments)
1,000	Arizona Health Facilities Authority, Health Care Facilities Revenue Bonds, The Beatitudes	10/16 at 100.00	N/R	1,006,370
	Campus Project, Series 2006, 5.100%, 10/01/22
2,000	Arizona Health Facilities Authority, Hospital System Revenue Bonds, Phoenix Children’s	2/22 at 100.00	BBB+	2,183,020
	Hospital, Refunding Series 2012A, 5.000%, 2/01/27
	Downtown Phoenix Hotel Corporation, Arizona, Senior Revenue Bonds, Series 2005A:
260	4.125%, 7/01/19 (Pre-refunded 1/01/16) – FGIC Insured	1/16 at 100.00	Ba1 (4)	263,305
300	5.250%, 7/01/25 (Pre-refunded 1/01/16) – FGIC Insured	1/16 at 100.00	Ba1 (4)	304,938
200	Downtown Phoenix Hotel Corporation, Arizona, Senior Revenue Bonds, Series 2005A, 5.250%,	1/16 at 100.00	Ba1 (4)	203,292
	7/01/22 (Pre-refunded 1/01/16) – FGIC Insured
700	Estrella Mountain Ranch Community Facilities District, Goodyear City, Arizona, Special	7/25 at 100.00	N/R	685,363
	Assessment Revenue Bonds, Montecito Assessment District 2, Series 2015, 4.750%, 7/01/30
	Florence Town Inc., Industrial Development Authority, Arizona, Education Revenue Bonds, Legacy
	Traditional School Project – Queen Creek and Casa Grande Campuses, Series 2013:
90	4.000%, 7/01/18	No Opt. Call	BB	91,663
1,050	5.000%, 7/01/23	No Opt. Call	BB	1,114,880
90	Phoenix Industrial Development Authority, Arizona, Education Revenue Bonds, Great Hearts	7/21 at 100.00	BB	95,905
	Academies – Veritas Project, Series 2012, 6.250%, 7/01/32
1,000	Phoenix Industrial Development Authority, Arizona, Lease Revenue Bonds, Guam Facilities	2/24 at 100.00	B+	983,570
	Foundation, Inc. Project, Series 2014, 5.125%, 2/01/34
760	Pima County Industrial Development Authority, Arizona, Education Facility Revenue and	7/20 at 102.00	BB	727,844
	Refunding Bonds, Edkey Charter Schools Project, Series 2013, 5.000%, 7/01/25
800	University Medical Center Corporation, Tucson, Arizona, Hospital Revenue Bonds, Series 2011,	No Opt. Call	N/R (4)	915,000
	5.000%, 7/01/19 (ETM)
942	Watson Road Community Facilities District, Arizona, Special Assessment Revenue Bonds, Series	7/16 at 100.00	N/R	954,161
	2005, 5.750%, 7/01/22
9,192	Total Arizona			9,529,311
	California – 10.7% (8.5% of Total Investments)
100	Alameda Corridor Transportation Authority, California, Revenue Bonds, Refunding Subordinate	No Opt. Call	BBB+	108,408
	Lien Series 2004A, 5.300%, 10/01/23 – AMBAC Insured
2,490	Alvord Unified School District, Riverside County, California, General Obligation Bonds, Tender	No Opt. Call	AA	5,157,537
	Option Bond Trust 3306, 26.333%, 8/01/23 (IF) (5)
965	Antelope Valley Healthcare District, California, Revenue Bonds, Series 2011A, 6.875%, 3/01/26	No Opt. Call	Ba3	1,083,811
750	Bay Area Toll Authority, California, Revenue Bonds, San Francisco Bay Area Toll Bridge, Tender	10/26 at 100.00	AA	701,550
	Option Bond Trust 4740, 3.351%, 4/01/36 (IF) (5)
500	California Statewide Communities Development Authority, California, Revenue Bonds, Loma Linda	12/24 at 100.00	BB+	539,270
	University Medical Center, Series 2014A, 5.250%, 12/01/29
	California Statewide Community Development Authority, Revenue Bonds, International School of
	the Peninsula, Palo Alto, California, Series 2006:
810	5.000%, 11/01/16	No Opt. Call	N/R	826,249
2,125	5.000%, 11/01/21	11/16 at 100.00	N/R	2,163,229
5,000	Compton Community Redevelopment Agency, California, Tax Allocation Revenue Bonds,	8/20 at 100.00	N/R	5,369,550
	Redevelopment Projects, Second Lien Series 2010B, 5.750%, 8/01/26
	Golden State Tobacco Securitization Corporation, California, Tobacco Settlement Asset-Backed
	Bonds, Series 2007A-1:
13,420	4.500%, 6/01/27	6/17 at 100.00	B+	12,808,718
5,100	5.000%, 6/01/33	6/17 at 100.00	B	4,335,561
2,355	Hesperia Public Financing Authority, California, Redevelopment and Housing Projects Tax	No Opt. Call	N/R	2,464,084
	Allocation Bonds, Series 2007A, 5.500%, 9/01/17 – SYNCORA GTY Insured
310	Indio Redevelopment Agency, California, Tax Allocation Bonds, Merged Area Redevelopment	8/18 at 100.00	BBB–	329,846
	Project, Subordinate Lien Refunding Series 2008A, 5.000%, 8/15/23
250	National City Community Development Commission, California, Tax Allocation Bonds, National	8/21 at 100.00	A–	312,173
	City Redevelopment Project, Series 2011, 7.000%, 8/01/32
	Palm Desert Financing Authority, California, Tax Allocation Revenue Bonds, Project Area 2,
	Series 2006D:
1,020	0.000%, 8/01/18	No Opt. Call	N/R	872,212
1,165	0.000%, 8/01/19	No Opt. Call	N/R	937,988
1,310	0.000%, 8/01/20	No Opt. Call	N/R	993,674
1,450	0.000%, 8/01/21	No Opt. Call	N/R	1,033,111
	Palomar Pomerado Health Care District, California, Certificates of Participation, Series 2009:
2,430	5.500%, 11/01/19	No Opt. Call	Ba1	2,648,773
5,000	6.625%, 11/01/29	11/19 at 100.00	Ba1	5,530,100
700	Redwood City, California, Special Tax Refunding Bonds, Redwood Shores Community Facilities	No Opt. Call	N/R	762,874
	District 99-1, Shores Transportation Improvement Project, Series 2012B, 5.000%, 9/01/29
340	Riverside County, California, Special Tax Bonds, Community Facilities District 05-8 Scott	No Opt. Call	N/R	365,629
	Road, Series 2013, 4.000%, 9/01/21
500	Roseville, California, Special Tax Bonds, Community Facilities District 1 Westbrook, Series	9/24 at 100.00	N/R	509,065
	2014, 5.000%, 9/01/29
2,395	San Bernardino Joint Powers Financing Authority, California, Tax Allocation Bonds, Series	No Opt. Call	AA	2,865,713
	2005A, 5.750%, 10/01/24 – AGM Insured
175	San Diego County, California, Certificates of Participation, Burnham Institute, Series 2006,	11/15 at 102.00	Baa1	179,046
	5.000%, 9/01/16
260	San Diego, California, Community Facilities District 3 Liberty Station Special Tax Refunding	No Opt. Call	N/R	292,666
	Bonds Series 2013, 5.000%, 9/01/20
420	San Jose Redevelopment Agency, California, Tax Allocation Bonds, Merged Area Redevelopment	11/15 at 100.00	AA–	426,922
	Project, Series 2003, 5.000%, 8/01/25 – FGIC Insured
100	San Jose Redevelopment Agency, California, Tax Allocation Bonds, Merged Area Redevelopment	8/17 at 100.00	BBB+	107,650
	Project, Series 2006D, 5.000%, 8/01/18 – AMBAC Insured
550	San Jose Redevelopment Agency, California, Tax Allocation Bonds, Merged Area Redevelopment	No Opt. Call	BBB+	590,656
	Project, Series 2007B, 5.000%, 8/01/19 – SYNCORA GTY Insured
1,500	Tejon Ranch Public Facilities Financing Authority, California, Community Facilities District	No Opt. Call	N/R	1,576,845
	2008-1 Tejon Industrial Complex East 2012A, 5.000%, 9/01/32
1,500	Tejon Ranch Public Facilities Financing Authority, California, Community Facilities District	No Opt. Call	N/R	1,576,845
	2008-1 Tejon Industrial Complex East 2012B, 5.000%, 9/01/32
10,000	Tobacco Securitization Authority of Northern California, Tobacco Settlement Asset-Backed	6/17 at 100.00	B+	9,384,399
	Bonds, Refunding Series 2005A-2, 5.400%, 6/01/27
1,520	Tobacco Securitization Authority of Northern California, Tobacco Settlement Asset-Backed	11/15 at 100.00	B+	1,506,305
	Bonds, Series 2005A-1, 4.750%, 6/01/23
120	Vernon, California, Electric System Revenue Bonds, Series 2009A, 5.125%, 8/01/21	8/19 at 100.00	N/R (4)	133,487
	(Pre-refunded 8/01/19)
280	Vernon, California, Electric System Revenue Bonds, Series 2009A, 5.125%, 8/01/21	8/19 at 100.00	A–	308,706
66,910	Total California			68,802,652
	Colorado – 4.1% (3.3% of Total Investments)
505	Bromley Park Metropolitan District 2, Brighton, Colorado, General Obligation Bonds, Refunding	12/17 at 100.00	AA	521,766
	Series 2007A, 4.375%, 12/01/18 – RAAI Insured
4,005	Castle Oaks Metropolitan District, Castle Rock, Douglas County, Colorado, General Obligation	No Opt. Call	N/R	4,011,408
	Limited Tax Bonds, Refunding & Improvement Series 2012, 5.500%, 12/01/22
890	Colorado Educational and Cultural Facilities Authority, Charter School Revenue Bonds, Academy	No Opt. Call	B	947,512
	of Charter Schools Project, Series 2010B, 6.125%, 11/01/20
500	Colorado Educational and Cultural Facilities Authority, Charter School Revenue Bonds,	8/18 at 100.00	N/R	523,930
	Flagstaff Academy Project, Series 2008A, 6.750%, 8/01/28
180	Colorado Educational and Cultural Facilities Authority, Charter School Revenue Bonds,	No Opt. Call	BB+	193,448
	Littleton Preparatory Charter School, Series 2013, 5.000%, 12/01/22
975	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Total Long-Term Care National	No Opt. Call	BBB+	1,036,835
	Obligated Group Project, Series 2010A, 5.250%, 11/15/20
913	Colorado Housing and Finance Authority, Revenue Bonds, Confluence Energy LLC Project, Series	No Opt. Call	N/R	927,823
	2013, 6.875%, 10/01/27 (Alternative Minimum Tax)
3,270	Colorado Springs, Colorado, Utilities System Revenue Bonds, Tender Option Bond Trust	No Opt. Call	AA	4,024,454
	2015-XF0223, 14.062%, 10/01/20 (IF)
	Colorado State Board of Governors, Colorado State University Auxiliary Enterprise System
	Revenue Bonds, Tender Option Bond Trust 3316:
100	22.558%, 9/01/22 (IF) (5)	No Opt. Call	AA–	206,395
300	22.558%, 3/01/23 (IF) (5)	No Opt. Call	AA–	627,195
430	22.506%, 3/01/24 (IF) (5)	No Opt. Call	AA–	907,859
725	22.558%, 3/01/25 (IF) (5)	No Opt. Call	AA–	1,502,164
200	22.558%, 9/01/25 (IF) (5)	No Opt. Call	AA–	402,160
3,385	Denver Convention Center Hotel Authority, Colorado, Revenue Bonds, Convention Center Hotel,	11/16 at 100.00	BBB–	3,530,927
	Senior Lien Series 2006, 5.125%, 12/01/24 – SYNCORA GTY Insured
860	Fitzsimons Village Metropolitan District 3, Arapahoe County, Colorado, Tax Increment/Public	No Opt. Call	N/R	867,585
	Improvement Fee Supported Revenue Bonds, Series 2014A, 5.750%, 3/01/32
250	Lincoln Park Metropolitan District, Douglas County, Colorado, General Obligation Refunding and	12/17 at 100.00	N/R (4)	276,040
	Improvement Bonds, Series 2008, 5.625%, 12/01/20 (Pre-refunded 12/01/17)
225	North Range Metropolitan District 1, Adams County, Colorado, Limited Tax General Obligation	12/16 at 100.00	N/R	226,334
	Bonds, Refunding Series 2007, 4.300%, 12/15/19 – ACA Insured
	Plaza Metropolitan District 1, Lakewood, Colorado, Tax Increment Revenue Bonds, Refunding
	Series 2013:
500	5.000%, 12/01/18	No Opt. Call	N/R	525,525
1,000	5.000%, 12/01/21	No Opt. Call	N/R	1,064,500
590	Rendezvous Residential Metropolitan District, Colorado, Limited Tax General Obligation Bonds,	No Opt. Call	N/R	544,812
	Refunding Series 2007, 5.200%, 12/01/17
3,150	Westminster Economic Development Authority, Colorado, Tax Increment Revenue Bonds, Mandalay	No Opt. Call	A	3,493,854
	Gardens Urban Renewal Project, Series 2012, 5.000%, 12/01/27
22,953	Total Colorado			26,362,526
	Connecticut – 0.1% (0.1% of Total Investments)
6,386	Mashantucket Western Pequot Tribe, Connecticut, Special Revenue Bonds, Subordinate Series	No Opt. Call	N/R	445,094
	2013A, 6.050%, 7/01/31 (6)
	District of Columbia – 0.7% (0.6% of Total Investments)
	District of Columbia Student Dormitory Revenue Bonds, Provident Group – Howard Properties LLC
	Issue, Series 2013:
500	4.000%, 10/01/19	No Opt. Call	BB+	511,020
500	4.000%, 10/01/20	No Opt. Call	BB+	508,615
670	4.000%, 10/01/21	No Opt. Call	BB+	674,724
	District of Columbia, Tax Increment Revenue Bonds, Gallery Place Project, Tender Option Bond
	Trust 1187:
745	20.965%, 6/01/29 (IF) (5)	6/21 at 100.00	Aa3	1,092,356
785	20.887%, 6/01/30 (IF) (5)	6/21 at 100.00	Aa3	1,111,168
520	20.965%, 6/01/31 (IF) (5)	6/21 at 100.00	Aa3	727,012
3,720	Total District of Columbia			4,624,895
	Florida – 13.0% (10.4% of Total Investments)
1,735	Arborwood Community Development District, Florida, Capital Improvement Revenue Bonds, Master	No Opt. Call	N/R	1,735,208
	Infrastructure Projects, Series 2005A-2, 5.350%, 5/01/36
	Atlantic Beach, Florida, Healthcare Facilities Revenue Refunding Bonds, Fleet Landing Project,
	Series 2013A:
425	5.000%, 11/15/20	No Opt. Call	BBB	470,148
150	5.000%, 11/15/23	No Opt. Call	BBB	166,331
795	Ave Maria Stewardship Community District, Florida, Capital Improvement Revenue Bonds, Series	5/25 at 100.00	N/R	788,425
	2015, 5.000%, 5/01/30
125	Boynton Beach, Florida, Revenue Bonds, Charter Schools of Boynton Beach, Series 2012A,	No Opt. Call	D	56,253
	5.750%, 6/01/22 (6)
7,200	Cape Coral Health Facilities Authority, Florida, Senior Housing Revenue Bonds, Gulf Care Inc.	7/25 at 100.00	N/R	7,400,735
	Project, Series 2015, 5.750%, 7/01/30
430	Capital Projects Finance Authority, Student Housing Revenue Bonds, Capital Projects Loan	11/15 at 100.00	AA–	429,746
	Program – Florida Universities, Series 2001F, 5.000%, 10/01/31 – NPFG Insured
2,295	Capital Trust Agency, Florida, Fixed Rate Air Cargo Revenue Refunding Bonds, Aero Miami FX,	7/20 at 100.00	Baa3	2,512,612
	LLC Project, Series 2010A, 5.350%, 7/01/29
1,000	Collier County Educational Facilities Authority, Florida, Revenue Bonds, Ave Maria University,	No Opt. Call	BBB–	1,047,020
	Refunding Series 2013A, 4.500%, 6/01/23
3,000	Collier County Industrial Development Authority, Florida, Continuing Care Community Revenue	11/15 at 100.00	N/R	3,004,440
	Bonds, Arlington of Naples Project, TEMPS 70 Series 2014B-2, 6.500%, 5/15/20
3,070	Florida Development Finance Corporation, Educational Facilities Revenue Bonds, Renaissance	No Opt. Call	BB–	3,429,712
	Charter School, Inc. Projects, Series 2011A, 6.500%, 6/15/21
1,145	Grand Bay at Doral Community Development District, Miami-Dade County, Florida, Special	No Opt. Call	N/R	1,195,449
	Assessment Bonds, Doral Breeze Project Series 2012, 5.125%, 11/01/22
	Jacksonville Economic Development Commission, Florida, Health Care Facilities Revenue Bonds,
	Florida Proton Therapy Institute Project, Series 2007A:
350	6.000%, 9/01/17	No Opt. Call	N/R	378,392
1,500	6.250%, 9/01/27	9/17 at 100.00	N/R	1,590,945
	Lake Powell Residential Golf Community Development District, Bay County, Florida, Special
	Assessment Revenue Refunding Bonds, Series 2012:
1,305	5.250%, 11/01/22	No Opt. Call	N/R	1,354,303
1,320	5.750%, 11/01/32	No Opt. Call	N/R	1,375,730
2,385	Lee County Industrial Development Authority, Florida, Charter School Revenue Bonds, Lee County	6/17 at 100.00	BB	2,426,332
	Community Charter Schools, Series 2007A, 5.250%, 6/15/27
1,000	Lee County Industrial Development Authority, Florida, Healthcare Facilities Revenue Bonds,	5/17 at 100.00	BBB–	1,051,890
	Shell Point/Alliance Obligated Group, Shell Point Village/Alliance Community Project, Series
	2007, 5.000%, 11/15/22
1,000	Live Oak Community Development District 2, Hillsborough County, Florida, Special Assessment	11/15 at 100.00	N/R	1,000,660
	Bonds. Series 2004A, 5.850%, 5/01/35
405	Madison County, Florida, First Mortgage Revenue Bonds, Twin Oaks Project, Series 2005A,	11/15 at 100.00	N/R	261,569
	6.000%, 7/01/25 (6)
5,615	Martin County Industrial Development Authority, Florida, Industrial Development Revenue	6/20 at 100.00	Ba1	5,810,514
	Refunding Bonds, Indiantown Cogeneration LP, Series 2013, 3.950%, 12/15/21 (Alternative
	Minimum Tax)
	Miami-Dade County Expressway Authority, Florida, Toll System Revenue Bonds, Tender Option
	Bond Trust 1156:
700	21.096%, 7/01/22 (IF) (5)	No Opt. Call	A	1,324,715
820	21.096%, 7/01/23 (IF) (5)	7/22 at 100.00	A	1,547,422
1,115	21.096%, 7/01/24 (IF) (5)	7/22 at 100.00	A	2,042,513
800	21.096%, 7/01/25 (IF) (5)	7/22 at 100.00	A	1,434,040
1,230	Miromar Lakes Community Development District, Lee County, Florida, Capital Improvement	No Opt. Call	N/R	1,313,136
	Revenue Bonds, Refunding Series 2012, 4.875%, 5/01/22
2,210	North Springs Improvement District, Broward County, Florida, Special Assessment Bonds,	11/15 at 100.00	N/R	2,210,906
	Parkland Golf and Country Club Area A, Series 2005-A1, 5.450%, 5/01/26
1,990	Northern Palm Beach County Improvement District, Florida, Water Control and Improvement Bonds,	No Opt. Call	N/R	2,083,530
	Development Unit 16, Refunding Series 2012, 5.125%, 8/01/22
500	Palm Beach County Health Facilities Authority, Florida, Hospital Revenue Bonds, BRCH	12/24 at 100.00	BBB+	572,440
	Corporation Obligated Group, Refunding Series 2014, 5.000%, 12/01/25
900	Palm Beach County Health Facilities Authority, Florida, Revenue Bonds, Jupiter Medical Center,	11/22 at 100.00	BBB+	956,412
	Series 2013A, 5.000%, 11/01/33
2,500	Palm Glades Community Development District, Florida, Special Assessment Bonds, Series 2011B,	No Opt. Call	N/R	2,545,525
	7.250%, 8/01/16
1,015	Pelican Marsh Community Development District, Florida, Special Assessment Revenue Bonds,	No Opt. Call	N/R	1,043,349
	Refunding Series 2013, 3.500%, 5/01/19
	Seminole Tribe of Florida, Special Obligation Bonds, Series 2007A, 144A:
2,150	5.500%, 10/01/24	10/17 at 100.00	BBB–	2,276,485
2,215	5.250%, 10/01/27	10/17 at 100.00	BBB–	2,330,468
1,735	South-Dade Venture Community Development District, Florida, Special Assessment Revenue Bonds,	No Opt. Call	BBB–	1,859,157
	Refunding Series 2012, 5.000%, 5/01/26
1,130	Stonegate Community Development District, Florida, Special Assessment Revenue Bonds, Refunding	5/23 at 100.00	N/R	1,167,437
	Series 2013, 4.000%, 5/01/25
	Sumter County Industrial Development Authority, Florida, Hospital Revenue Bonds, Central
	Florida Health Alliance Projects, Series 2014B:
2,925	5.000%, 7/01/29	7/24 at 100.00	A–	3,256,958
2,350	5.000%, 7/01/30	7/24 at 100.00	A–	2,605,375
1,560	5.000%, 7/01/31	7/24 at 100.00	A–	1,723,301
1,400	5.000%, 7/01/32	7/24 at 100.00	A–	1,539,888
	Tampa-Hillsborough County Expressway Authority, Florida, Revenue Bonds, Tender Option Bond
	Trust 1132:
400	20.995%, 7/01/27 (IF) (5)	7/22 at 100.00	A	665,880
290	20.995%, 7/01/28 (IF) (5)	7/22 at 100.00	A	474,121
1,000	16.046%, 7/01/29 (IF) (5)	7/22 at 100.00	A	1,253,000
1,000	16.046%, 7/01/30 (IF) (5)	7/22 at 100.00	A	1,218,600
1,000	20.995%, 7/01/31 (IF) (5)	7/22 at 100.00	A	1,561,250
1,900	Tolomato Community Development District, Florida, Special Assessment Bonds, Series 2006,	11/15 at 100.00	N/R	1,901,292
	5.400%, 5/01/37
1,890	Venetian Community Development District, Sarasota County, Florida, Capital Improvement Revenue	5/22 at 100.00	N/R	2,006,348
	Bonds, Series 2012-A2, 5.000%, 5/01/23
2,525	Verandah West Community Development District, Florida, Capital Improvement Revenue Bonds,	No Opt. Call	N/R	2,494,852
	Refunding Series 2013, 4.000%, 5/01/23
630	Vizcaya in Kendall Community Development District, Florida, Special Assessment Revenue Bonds,	No Opt. Call	N/R	663,006
	Phase Two Assessment Area, Refunding Series 2012A-2, 5.600%, 5/01/22
76,130	Total Florida			83,557,820
	Georgia – 1.5% (1.2% of Total Investments)
2,000	Clayton County Development Authority, Georgia, Special Facilities Revenue Bonds, Delta Air	6/20 at 100.00	BB	2,463,540
	Lines, Inc. Project, Series 2009A, 8.750%, 6/01/29
	Fulton County Residential Care Facilities Elderly Authority, Georgia, First Mortgage Revenue
	Bonds, Lenbrook Project, Series 2006A:
2,300	5.000%, 7/01/17	No Opt. Call	N/R	2,362,698
4,500	5.000%, 7/01/27	7/17 at 100.00	N/R	4,558,680
8,800	Total Georgia			9,384,918
	Guam – 2.7% (2.2% of Total Investments)
500	Government of Guam, Hotel Occupancy Tax Revenue Bonds, Series 2011A, 5.000%, 11/01/16	No Opt. Call	A–	524,470
	Guam Government Department of Education, Certificates of Participation, John F. Kennedy High
	School Project, Series 2010A:
1,500	6.000%, 12/01/20	No Opt. Call	B+	1,622,550
325	6.875%, 12/01/40	12/20 at 100.00	B+	356,476
2,000	Guam Government Waterworks Authority, Water and Wastewater System Revenue Bonds,	7/20 at 100.00	A–	2,200,540
	Series 2010, 5.250%, 7/01/25
2,000	Guam Government, General Obligation Bonds, Series 2007A, 5.000%, 11/15/23	11/17 at 100.00	BB– (4)	2,153,080
	(Pre-refunded 11/15/17)
1,050	Guam Government, General Obligation Bonds, Series 2009A, 6.000%, 11/15/19	No Opt. Call	BB–	1,166,729
2,500	Guam Government, General Obligation Bonds, Series 2009A, 6.750%, 11/15/29	11/19 at 100.00	BB– (4)	3,038,050
	(Pre-refunded 11/15/19)
1,000	Guam Government, Limited Obligation Section 30 Revenue Bonds, Series 2009A, 5.375%, 12/01/24	12/19 at 100.00	BBB+	1,105,730
2,025	Guam Power Authority, Revenue Bonds, Series 2012A, 5.000%, 10/01/30 – AGM Insured	10/22 at 100.00	AA	2,347,886
1,100	Guam Waterworks Authority, Water and Wastewater System Revenue Bonds, Refunding Series	7/24 at 100.00	A–	1,217,348
	2014A, 5.000%, 7/01/29
1,365	Guam Waterworks Authority, Water and Wastewater System Revenue Bonds, Series 2013,	7/23 at 100.00	A–	1,583,113
	5.250%, 7/01/24
15,365	Total Guam			17,315,972
	Hawaii – 1.3% (1.0% of Total Investments)
6,070	Hawaii Department of Budget and Finance, Special Purpose Revenue Bonds, Hawaii Pacific	No Opt. Call	N/R	6,175,738
	University, Series 2015, 5.000%, 7/01/20
660	Hawaii Housing Finance and Development Corporation, Multifamily Housing Revenue Bonds,	No Opt. Call	BB+	656,185
	Wilikina Apartments Project, Series 2012A, 4.250%, 5/01/22
1,550	Hawaii State Department of Transportation, Special Facility Revenue Bonds, Continental	11/15 at 100.00	BB–	1,551,597
	Airlines Inc., Series 1997, 5.625%, 11/15/27
8,280	Total Hawaii			8,383,520
	Idaho – 0.7% (0.6% of Total Investments)
4,645	Madison County, Idaho, Hospital Revenue Certificates of Participation, Madison Memorial	9/16 at 100.00	BB+	4,703,434
	Hospital, Series 2006, 5.250%, 9/01/26
	Illinois – 11.5% (9.1% of Total Investments)
1,070	Bellwood, Illinois, General Obligation Bonds, Series 2008, 7.000%, 12/01/29 (Pre-refunded 12/01/16)	12/16 at 100.00	N/R (4)	1,116,941
9,115	CenterPoint Intermodal Center Program Trust, Illinois, Class A Certificates, Series 2004,	12/15 at 100.00	N/R	9,113,905
	3.840%, 6/15/23
2,719	Chicago, Illinois, Certificates of Participation Tax Increment Bonds, 35th and State Redevelopment	No Opt. Call	N/R	2,723,543
	Project, Series 2012, 6.100%, 1/15/29
279	Chicago, Illinois, Certificates of Participation Tax Increment Bonds, MetraMarket Project,	11/15 at 100.00	Ba2	279,970
	Series 2010, 6.870%, 2/15/24
900	Chicago, Illinois, Certificates of Participation, Tax Increment Allocation Revenue Bonds,	11/15 at 100.00	N/R	649,980
	Diversey-Narragansett Project, Series 2006, 7.460%, 2/15/26
	Cook County, Illinois, General Obligation Bonds, Tender Option Bond Trust 2015-XF0124:
1,000	20.556%, 11/15/20 (IF) (5)	No Opt. Call	AA	1,262,050
3,040	20.556%, 11/15/20 (IF) (5)	No Opt. Call	AA	3,606,504
1,000	Cook County, Illinois, Recovery Zone Facility Revenue Bonds, Navistar International	10/20 at 100.00	Caa1	1,061,050
	Corporation Project, Series 2010, 6.500%, 10/15/40
	Illinois Finance Authority, Charter School Revenue Bonds, Chicago Charter School Foundation,
	Series 2007:
1,650	5.000%, 12/01/21	12/16 at 100.00	BBB	1,699,946
4,000	5.000%, 12/01/26	12/16 at 100.00	BBB	4,053,160
5,530	Illinois Finance Authority, Recovery Zone Facility Revenue Bonds, Navistar International	10/20 at 100.00	Caa1	5,848,749
	Corporation Project, Series 2010, 6.500%, 10/15/40
	Illinois Finance Authority, Revenue Bonds, Centegra Health System, Tender Option Bond
	Trust 1122:
480	20.414%, 9/01/21 (IF) (5)	No Opt. Call	BBB	743,208
330	20.377%, 9/01/21 (IF) (5)	No Opt. Call	BBB	510,612
435	20.360%, 9/01/22 (IF) (5)	No Opt. Call	BBB	668,752
3,525	Illinois Finance Authority, Revenue Bonds, Friendship Village of Schaumburg, Series 2005A,	11/15 at 100.00	BB–	3,525,141
	5.375%, 2/15/25
	Illinois Finance Authority, Revenue Bonds, Illinois Institute of Technology, Refunding Series 2006A:
2,680	5.000%, 4/01/24	4/16 at 100.00	Baa3	2,689,970
1,950	5.000%, 4/01/26	4/16 at 100.00	Baa3	1,955,031
	Illinois Finance Authority, Revenue Bonds, Ingalls Health System, Series 2013:
650	4.000%, 5/15/18	No Opt. Call	Baa1	683,852
770	4.000%, 5/15/19	No Opt. Call	Baa1	817,717
895	5.000%, 5/15/20	No Opt. Call	Baa1	989,038
1,035	5.000%, 5/15/21	No Opt. Call	Baa1	1,146,552
1,210	5.000%, 5/15/22	No Opt. Call	Baa1	1,333,880
1,390	5.000%, 5/15/23	5/22 at 100.00	Baa1	1,518,964
1,575	5.000%, 5/15/24	5/22 at 100.00	Baa1	1,706,749
500	Illinois Finance Authority, Revenue Bonds, Montgomery Place Project, Series 2006A, 5.500%, 5/15/26	5/17 at 100.00	N/R	506,690
3,400	Illinois Finance Authority, Revenue Refunding Bonds, Resurrection Health Care Corporation,	5/19 at 100.00	BBB+	3,800,112
	Series 2009, 6.125%, 5/15/25
100	Illinois Finance Authority, Revenue Refunding Bonds, Resurrection Health Care Corporation,	5/19 at 100.00	N/R (4)	118,018
	Series 2009, 6.125%, 5/15/25 (Pre-refunded 5/15/19)
620	Illinois Finance Authority, Revenue Refunding Bonds, Swedish Covenant Hospital, Refunding	No Opt. Call	BBB+	657,126
	Series 2010A, 5.000%, 8/15/17
2,500	Illinois Sports Facility Authority, State Tax Supported Bonds, Refunding Series 2014, 5.000%,	6/24 at 100.00	AA	2,767,175
	6/15/27 – AGM Insured
1,450	Illinois State, General Obligation Bonds, February Series 2014, 5.000%, 2/01/24	No Opt. Call	A–	1,555,009
	Illinois State, General Obligation Bonds, Refunding Series 2012:
1,000	5.000%, 8/01/20 – AGM Insured	No Opt. Call	AA	1,102,950
1,750	5.000%, 8/01/22	No Opt. Call	A–	1,884,733
4,000	5.000%, 8/01/23 – AGM Insured	No Opt. Call	AA	4,419,680
2,000	Illinois State, General Obligation Bonds, Tender Option Bond Trust 2015-XF1010, 16.705%,	No Opt. Call	AA	2,839,360
	8/01/23 – AGM Insured (IF) (5)
	Romeoville, Illinois, Revenue Bonds, Lewis University Project, Series 2015:
1,100	5.000%, 10/01/25	4/25 at 100.00	BBB+	1,250,843
200	5.000%, 10/01/26	4/25 at 100.00	BBB+	225,456
2,500	Wauconda, Illinois, Special Service Area 1 Social Tax Bonds, Liberty Lake Project, Refunding	3/25 at 100.00	AA	2,747,825
	Series 2015, 5.000%, 3/01/33 – BAM Insured
68,348	Total Illinois			73,580,241
	Indiana – 1.6% (1.3% of Total Investments)
1,250	Carmel, Indiana, Revenue Bonds, Barrington of Carmel Project, Series 2012A, 6.000%, 11/15/22	No Opt. Call	N/R	1,378,425
4,345	Indiana Finance Authority, Educational Facilities Revenue Bonds, 21st Century Charter School	3/23 at 100.00	B+	4,352,778
	Project, Series 2013A, 6.000%, 3/01/33
1,000	Indiana Finance Authority, Educational Facilities Revenue Bonds, CFM-Northwest Indiana, LLC	No Opt. Call	BB–	1,063,460
	Project, Refunding Series 2013A, 6.250%, 7/01/23
950	Indiana Finance Authority, Educational Facilities Revenue Bonds, Charter Facilities Management	No Opt. Call	BB–	1,010,287
	Indianapolis LLC Project, Series 2013A, 6.250%, 7/01/23
860	Indiana Finance Authority, Educational Facilities Revenue Bonds, Drexel Foundation For	10/19 at 100.00	B–	837,855
	Educational Excellence, Inc., Series 2009A, 6.000%, 10/01/21
60	Indiana Finance Authority, Environmental Improvement Revenue Bonds, United States Steel	No Opt. Call	BB–	65,495
	Corporation Project, Refunding Series 2011, 6.000%, 12/01/19
1,000	Indiana Finance Authority, Revenue Bonds, Marquette Project, Series 2012, 5.000%, 3/01/19	No Opt. Call	BBB	1,061,060
400	Valparaiso, Indiana, Exempt Facilities Revenue Bonds, Pratt Paper LLC Project, Series 2013,	No Opt. Call	N/R	458,324
	5.875%, 1/01/24 (Alternative Minimum Tax)
9,865	Total Indiana			10,227,684
	Iowa – 2.1% (1.7% of Total Investments)
2,600	Iowa Finance Authority, Health Facility Revenue Bonds, Care Initiatives Project, Series 2006A,	7/16 at 100.00	BB+	2,649,530
	5.500%, 7/01/25
	Iowa Finance Authority, Iowa, Midwestern Disaster Area Revenue Bonds, Iowa Fertilizer Company
	Project, Series 2013:
6,320	5.000%, 12/01/19	No Opt. Call	BB–	6,687,191
1,150	5.500%, 12/01/22	12/18 at 100.00	BB–	1,217,356
2,100	5.250%, 12/01/25	12/23 at 100.00	BB–	2,288,013
	Iowa Higher Education Loan Authority, Private College Facility Revenue Bonds, Upper Iowa
	University Project, Series 2012:
125	3.000%, 9/01/16	No Opt. Call	BB	125,873
180	4.000%, 9/01/18	No Opt. Call	BB	185,711
200	3.000%, 9/01/19	No Opt. Call	BB	199,128
12,675	Total Iowa			13,352,802
	Kansas – 2.2% (1.7% of Total Investments)
2,000	Kansas Development Finance Authority Hospital Revenue Bonds, Adventist Health System/Sunbelt	5/22 at 100.00	Aa2	3,148,400
	Obligated Group, Tender Option Bond Trust 1125, 22.113%, 11/15/32 (IF) (5)
310	Kansas Development Finance Authority, Hospital Revenue Bonds, Adventist Health System/Sunbelt	No Opt. Call	Aa2	453,549
	Obligated Group, Tender Option Bond Trust 3254, 18.322%, 5/15/20 (IF) (5)
200	Kansas Power Pool, a Municipal Energy Agency Electric Utility Revenue Bonds, DogWood Facility,	12/25 at 100.00	A3	227,612
	Series 2015A, 5.000%, 12/01/28
2,000	Overland Park, Kansas, Sales Tax Revenue Bonds, Prairiefire Community Improvement District No.	No Opt. Call	N/R	1,957,660
	1 Project, Series 2012B, 6.100%, 12/15/34
8,000	Overland Park, Kansas, Sales Tax Special Obligation Revenue Bonds, Prairiefire at Lionsgate	No Opt. Call	N/R	8,075,600
	Project, Series 2012, 5.250%, 12/15/29
12,510	Total Kansas			13,862,821
	Louisiana – 1.5% (1.2% of Total Investments)
1,850	Jefferson Parish Hospital Service District 2, Louisiana, Hospital Revenue Bonds, East Jefferson	No Opt. Call	BB	1,906,610
	General Hospital, Refunding Series 2011, 6.250%, 7/01/26
1,500	Louisiana Local Government Environmental Facilities & Community Development Authority, Revenue	11/17 at 100.00	BBB+	1,647,765
	Bonds, Westlake Chemical Corporation Project, Series 2007, 6.750%, 11/01/32
2,395	Louisiana Local Government Environmental Facilities and Community Development Authority,	No Opt. Call	N/R	2,725,486
	Revenue Bonds, Capital Projects and Equipment Acquisition Program, Series 2000A, 6.300%,
	7/01/30 – AMBAC Insured
	Louisiana Public Facilities Authority, Revenue Bonds, Ochsner Clinic Foundation Project,
	Series 2011:
250	5.250%, 5/15/22	No Opt. Call	Baa1	277,960
500	6.250%, 5/15/31	No Opt. Call	Baa1	578,785
1,000	Louisiana Stadium and Exposition District, Revenue Refunding Bonds, Senior Lien Series 2013A,	No Opt. Call	A	1,178,490
	5.000%, 7/01/22
1,000	New Orleans, Louisiana, Water Revenue Bonds, Refunding Series 2014, 5.000%, 12/01/21	No Opt. Call	BBB+	1,156,190
285	Saint Tammany Public Trust Financing Authority, Louisiana, Revenue Bonds, Christwood Project,	11/24 at 100.00	N/R	296,477
	Refunding Series 2015, 5.250%, 11/15/29
8,780	Total Louisiana			9,767,763
	Maine – 0.1% (0.0% of Total Investments)
350	Maine Health and Higher Educational Facilities Authority Revenue Bonds, Eastern Maine Medical	No Opt. Call	BBB	395,721
	Center Obligated Group Issue, Series 2013, 5.000%, 7/01/22
	Massachusetts – 1.3% (1.0% of Total Investments)
1,755	Massachusetts Development Finance Agency, Revenue Bonds, Boston Architectural College, Series	1/17 at 100.00	N/R	1,773,375
	2006, 5.000%, 1/01/27 – ACA Insured
1,990	Massachusetts Educational Financing Authority, Education Loan Revenue Bonds Issue K Series	7/22 at 100.00	AA	2,170,374
	2013, 5.250%, 7/01/29 (Alternative Minimum Tax)
1,000	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, Milton Hospital	1/16 at 100.00	BB+	1,004,360
	Project, Series 2005D, 5.250%, 7/01/30
3,150	Massachusetts Port Authority, Special Facilities Revenue Bonds, Delta Air Lines Inc., Series	1/16 at 100.00	N/R	3,157,970
	2001A, 5.000%, 1/01/27 – AMBAC Insured (Alternative Minimum Tax)
7,895	Total Massachusetts			8,106,079
	Michigan – 6.6% (5.3% of Total Investments)
205	Detroit Downtown Development Authority, Michigan, Tax Increment Refunding Bonds, Development	1/16 at 100.00	AA–	204,998
	Area 1 Projects, Series 1998A, 4.750%, 7/01/25 – NPFG Insured
	Detroit, Michigan, General Obligation Bonds, Series 2001A-1:
155	5.375%, 4/01/18 – NPFG Insured	10/15 at 100.00	A3	155,102
310	5.000%, 4/01/19	10/15 at 100.00	A3	310,006
47	Detroit, Michigan, General Obligation Bonds, Series 2005A, 5.000%, 4/01/22 – AGM Insured	4/16 at 100.00	AA	47,108
100	Detroit, Michigan, Water Supply System Second Lien Revenue Bonds, Series 2003B, 5.000%,	11/15 at 100.00	AA–	100,326
	7/01/34 – NPFG Insured
30	Detroit, Michigan, Water Supply System Senior Lien Revenue Bonds, Series 2003A, 5.000%,	11/15 at 100.00	A3	30,098
	7/01/34 – NPFG Insured
1,080	East Lansing, Michigan, Economic Development Corporation Limited Obligation Bonds, Burcham	11/15 at 100.00	N/R	1,081,123
	Hills Retirement Community First Mortgage, Series 2007-B1, 5.250%, 7/01/37
1,270	Flint Hospital Building Authority, Michigan, Building Authority Revenue Bonds, Hurley Medical	No Opt. Call	Ba1	1,310,602
	Center, Series 2013A, 5.000%, 7/01/23
	Michigan Finance Authority, Detroit, Michigan, Local Government Loan Program, Unlimited Tax
	General Obligation Bonds, Series 2014G-2A:
845	5.375%, 4/01/18 – NPFG Insured	10/15 at 100.00	AA–	845,558
1,690	5.000%, 4/01/19	10/15 at 100.00	AA–	1,690,034
254	Michigan Finance Authority, Detroit, Michigan, Local Government Loan Program, Unlimited Tax	4/16 at 100.00	AA	256,816
	General Obligation Bonds, Series 2014G-8A, 5.000%, 4/01/22 – AGM Insured
	Michigan Finance Authority, Local Government Loan Program Revenue Bonds, Detroit Water &
	Sewerage Department Water Supply System Local Project, Series 2014C-3:
5,000	5.000%, 7/01/24 – AGM Insured	No Opt. Call	AA	5,798,100
5,000	5.000%, 7/01/25 – AGM Insured	7/24 at 100.00	AA	5,760,350
5,000	5.000%, 7/01/26 – AGM Insured	7/24 at 100.00	AA	5,716,550
	Michigan Finance Authority, Local Government Loan Program Revenue Bonds, Detroit Water &
	Sewerage Department Water Supply System Local Project, Series 2014C-7:
2,000	5.000%, 7/01/25 – NPFG Insured	7/24 at 100.00	AA–	2,257,820
2,000	5.000%, 7/01/26 – NPFG Insured	7/24 at 100.00	AA–	2,242,340
880	Michigan Finance Authority, Public School Academy Limited Obligation Revenue Bonds, Old	No Opt. Call	BB	900,337
	Redford Academy Project, Series 2010A, 5.250%, 12/01/20
385	Michigan Finance Authority, Public School Academy Revenue Bonds, Detroit Service Learning	No Opt. Call	BB–	395,253
	Academy Project, Refunding Series 2011, 6.000%, 10/01/21
825	Michigan Finance Authority, Revenue Bonds, Trinity Health Credit Group, Tender Option Bond	No Opt. Call	AA	1,371,200
	Trust 2015-XF0126, 22.179%, 12/01/18 (IF) (5)
535	Michigan Public Educational Facilities Authority, Limited Obligation Revenue Bonds, Richfield	9/17 at 100.00	BBB–	545,807
	Public School Academy, Series 2007, 5.000%, 9/01/22
1,965	Michigan Strategic Fund, Limited Obligation Revenue Bonds, Detroit Thermal LLC Project, Series	12/23 at 100.00	N/R	1,889,701
	2013, 8.500%, 12/01/30 (Alternative Minimum Tax)
7,505	Michigan Strategic Fund, Limited Obligation Revenue Bonds, Events Center Project, Series	7/18 at 100.00	N/R	7,612,322
	2014A, 4.125%, 7/01/45 (Mandatory put 1/01/19)
1,625	Star International Academy, Wayne County, Michigan, Public School Academy Revenue Bonds,	No Opt. Call	BBB	1,684,508
	Refunding Series 2012, 5.000%, 3/01/33
110	Summit Academy North, Michigan, Revenue Bonds, Public School Academy Series 2005,	No Opt. Call	BB	110,209
	5.000%, 11/01/15
38,816	Total Michigan			42,316,268
	Minnesota – 0.6% (0.5% of Total Investments)
3,500	Cloquet, Minnesota, Pollution Control Revenue Bonds, Potlatch Corporation, Refunding Series 1996,	11/15 at 100.00	BB+	3,503,360
	5.900%, 10/01/26
	Minnesota Higher Education Facilities Authority, Revenue Bonds, Minneapolis College of Art and
	Design, Series 2015-8D:
260	4.000%, 5/01/24	5/23 at 100.00	Baa2	274,641
250	4.000%, 5/01/26	5/23 at 100.00	Baa2	258,108
4,010	Total Minnesota			4,036,109
	Mississippi – 0.6% (0.5% of Total Investments)
1,845	Mississippi Business Finance Corporation, Gulf Opportunity Zone Industrial Development Revenue	12/16 at 100.00	BB+	1,856,162
	Bonds, Northrop Grumman Ship Systems Inc. Project, Series 2006, 4.550%, 12/01/28
	Mississippi Development Bank Special Obligation Bonds, Marshall County Industrial Development
	Authority, Mississippi Highway Construction Project, Tender Option Bond Trust 3315:
800	22.558%, 1/01/20 (IF) (5)	No Opt. Call	AA–	1,362,120
500	22.558%, 1/01/20 (IF) (5)	No Opt. Call	AA–	810,900
3,145	Total Mississippi			4,029,182
	Missouri – 1.5% (1.2% of Total Investments)
3,500	Kansas City Tax Increment Financing Commission, Missouri, Tax Increment Revenue Bonds,	6/16 at 100.00	N/R	3,539,655
	Briarcliff West Project, Series 2006A, 5.400%, 6/01/24
595	Pevely, Missouri, Neighborhood Improvement District Bonds, Southern Heights Project, Series	11/15 at 100.00	AA	596,220
	2004, 5.250%, 3/01/22 – RAAI Insured
3,000	Poplar Bluff Regional Transportation Development District, Missouri, Transportation Sales Tax	No Opt. Call	BBB	3,051,660
	Revenue Bonds, Series 2012, 4.000%, 12/01/36
865	Raymore, Missouri, Tax Increment Revenue Bonds, Raymore Galleria Project, Refunding &	5/23 at 100.00	N/R	905,525
	Improvement Series 2014A, 5.000%, 5/01/24
	St. Joseph Industrial Development Authority, Missouri, Tax Increment Bonds, Shoppes at North
	Village Project, Series 2005B:
440	5.375%, 11/01/23	11/15 at 100.00	N/R	440,510
905	5.500%, 11/01/27	11/15 at 100.00	N/R	905,833
9,305	Total Missouri			9,439,403
	Nebraska – 0.9% (0.7% of Total Investments)
3,000	Central Plains Energy Project, Nebraska, Gas Project 1 Revenue Bonds, Series 2007A,	No Opt. Call	A	3,427,860
	5.250%, 12/01/21
1,445	Central Plains Energy Project, Nebraska, Gas Project 3 Revenue Bonds, Series 2012,	9/22 at 100.00	A	1,574,790
	5.000%, 9/01/32
635	Douglas County Hospital Authority 2, Nebraska, Hospital Revenue Bonds, Madonna Rehabilitation	5/24 at 100.00	BBB+	718,928
	Hospital Project, Series 2014, 5.000%, 5/15/26
5,080	Total Nebraska			5,721,578
	Nevada – 1.7% (1.4% of Total Investments)
1,630	Carson City, Nevada, Hospital Revenue Bonds, Carson-Tahoe Regional Healthcare Project,	No Opt. Call	BBB+	1,783,285
	Refunding Series 2012, 5.000%, 9/01/27
1,620	Clark County, Nevada, Passenger Facility Charge Revenue Bonds, Las Vegas-McCarran	1/20 at 100.00	A+	1,799,366
	International Airport, Series 2010A, 5.000%, 7/01/30
	Henderson, Nevada, Limited Obligation Bonds, Local Improvement District T-13 Cornerstone,
	Refunding Series 2013:
615	4.000%, 3/01/17	No Opt. Call	N/R	620,424
735	4.000%, 3/01/18	No Opt. Call	N/R	739,153
690	4.000%, 3/01/19	No Opt. Call	N/R	689,834
795	5.000%, 3/01/20	No Opt. Call	N/R	822,125
835	5.000%, 3/01/21	No Opt. Call	N/R	860,902
870	5.000%, 3/01/22	No Opt. Call	N/R	893,716
1,800	Henderson, Nevada, Limited Obligation Bonds, Local Improvement District T-18, Inspirada Series	3/16 at 100.00	N/R	1,650,834
	2006, 5.150%, 9/01/21
1,000	Las Vegas Redevelopment Agency, Nevada, Tax Increment Revenue Bonds, Series 2009A,	6/19 at 100.00	BBB	1,133,980
	7.500%, 6/15/23
10,590	Total Nevada			10,993,619
	New Hampshire – 0.2% (0.2% of Total Investments)
	Manchester Housing and Redevelopment Authority, New Hampshire, Revenue Bonds, Series 2000B:
265	0.000%, 1/01/17 – ACA Insured	No Opt. Call	AA	253,253
500	0.000%, 1/01/18 – ACA Insured	No Opt. Call	AA	459,530
320	0.000%, 1/01/19 – ACA Insured	No Opt. Call	AA	282,310
370	0.000%, 1/01/20 – ACA Insured	No Opt. Call	AA	312,709
1,455	Total New Hampshire			1,307,802
	New Jersey – 6.5% (5.2% of Total Investments)
3,000	New Jersey Economic Development Authority, School Facilities Construction Financing Program	No Opt. Call	A–	3,107,160
	Bonds, Refunding Series 2012II, 5.000%, 3/01/26
	New Jersey Economic Development Authority, School Facilities Construction Financing Program
	Bonds, Tender Option Bond Trust 1151:
1,440	2.685%, 9/01/25 (IF) (5)	3/25 at 100.00	A–	693,144
1,200	4.169%, 9/01/27 (IF) (5)	3/23 at 100.00	A–	563,880
	New Jersey Economic Development Authority, Special Facilities Revenue Bonds, Continental
	Airlines Inc., Series 1999:
3,000	5.125%, 9/15/23 (Alternative Minimum Tax)	3/16 at 100.00	BB–	3,276,960
7,550	5.250%, 9/15/29 (Alternative Minimum Tax)	9/22 at 101.00	BB–	8,222,931
7,000	New Jersey Health Care Facilities Financing Authority, New Jersey, Revenue Bonds, Saint Peters	7/21 at 100.00	BB+	7,622,790
	University Hospital, Refunding Series 2011, 6.000%, 7/01/26
5,000	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Saint Joseph’s	7/18 at 100.00	BBB–	5,569,250
	Healthcare System Obligated Group Issue, Series 2008, 6.625%, 7/01/38
910	New Jersey Health Care Facilities Financing Authority, Trinitas Hospital Obligated Group,	7/17 at 100.00	BBB	963,381
	Series 2007A, 5.250%, 7/01/23
500	New Jersey Turnpike Authority, Revenue Bonds, Tender Option Bond Trust 1154, 21.155%,	7/22 at 100.00	A+	919,675
	1/01/24 (IF) (5)
10,985	Tobacco Settlement Financing Corporation, New Jersey, Tobacco Settlement Asset-Backed Bonds,	6/17 at 100.00	B+	10,613,816
	Series 2007-1A, 4.625%, 6/01/26
40,585	Total New Jersey			41,552,987
	New Mexico – 0.5% (0.4% of Total Investments)
1,255	Bernalillo County, New Mexico, Multifamily Housing Revenue Bonds, Valencia Retirement	11/15 at 100.00	N/R	1,255,402
	Apartments Project, Series 2001A, 5.450%, 6/01/34 – AMBAC Insured (Alternative Minimum Tax)
2,000	Santa Fe, New Mexico, Retirement Facilities Revenue Bonds, EL Castillo Retirement Residences	No Opt. Call	BBB–	2,074,200
	Project, Series 2012, 5.000%, 5/15/32
3,255	Total New Mexico			3,329,602
	New York – 7.1% (5.6% of Total Investments)
	Build New York City Resource Corporation, New York, Revenue Bonds, Bronx Charter School for
	Excellence, Series 2013A:
505	4.000%, 4/01/20	No Opt. Call	BBB–	528,988
570	4.000%, 4/01/23	No Opt. Call	BBB–	587,567
	Build New York City Resource Corporation, New York, Solid Waste Disposal Revenue Bonds, Pratt
	Paper NY, Inc. Project, Series 2014:
320	3.750%, 1/01/20 (Alternative Minimum Tax)	No Opt. Call	N/R	329,504
1,080	4.500%, 1/01/25 (Alternative Minimum Tax)	No Opt. Call	N/R	1,150,254
	Dormitory Authority of the State of New York, Insured Revenue Bonds, Pace University,
	Series 2013A:
840	5.000%, 5/01/23	No Opt. Call	BB+	931,610
1,000	5.000%, 5/01/28	No Opt. Call	BB+	1,075,460
1,000	Dormitory Authority of the State of New York, Orange Regional Medical Center Obligated Group	12/18 at 100.00	Ba1	1,128,570
	Revenue Bonds, Series 2008, 6.500%, 12/01/21
1,000	Nassau County Tobacco Settlement Corporation, New York, Tobacco Settlement Asset-Backed	6/16 at 100.00	B	985,800
	Bonds, Refunding Series 2006A-2, 5.250%, 6/01/26
7,850	New York City Industrial Development Agency, New York, American Airlines-JFK International	8/16 at 101.00	N/R	8,349,573
	Airport Special Facility Revenue Bonds, Series 2005, 7.625%, 8/01/25 (Alternative Minimum Tax)
490	New York City Industrial Development Agency, New York, Civic Facility Revenue Bonds, Vaughn	No Opt. Call	BB	504,533
	College of Aeronautics, Series 2006A, 5.000%, 12/01/16
135	New York City Industrial Development Agency, New York, Civic Facility Revenue Bonds, Vaughn	No Opt. Call	BB	139,004
	College of Aeronautics, Series 2006B, 5.000%, 12/01/16
190	New York City Industrial Development Agency, New York, PILOT Revenue Bonds, Queens Baseball	1/17 at 100.00	BB+	197,534
	Stadium Project, Series 2006, 5.000%, 1/01/22 – AMBAC Insured
6,500	New York Liberty Development Corporation, New York, Liberty Revenue Bonds, 3 World Trade	11/24 at 100.00	N/R	6,785,220
	Center Project, Class 2 Series 2014, 5.150%, 11/15/34
	Seneca Nation of Indians Capital Improvements Authority, New York, Special Obligation Bonds,
	Series 2007A:
1,565	5.250%, 12/01/16	No Opt. Call	N/R	1,617,678
1,600	5.000%, 12/01/23	6/17 at 100.00	N/R	1,652,560
5,000	Suffolk County Industrial Development Agency, New York, Continuing Care Retirement Community	11/16 at 100.00	BBB–	5,104,750
	Revenue Bonds, Jefferson’s Ferry Project, Series 2006, 5.000%, 11/01/28
	TSASC Inc., New York, Tobacco Asset-Backed Bonds, Series 2006:
5,060	5.000%, 6/01/26	6/16 at 100.00	BB–	5,137,772
10,000	5.000%, 6/01/34	6/16 at 100.00	B	9,156,100
44,705	Total New York			45,362,477
	Ohio – 6.3% (5.0% of Total Investments)
21,900	Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco Settlement Asset-Backed Revenue	6/17 at 100.00	B–	18,323,948
	Bonds, Senior Lien, Series 2007A-2, 5.125%, 6/01/24
2,000	Ohio Air Quality Development Authority, Ohio, Revenue Bonds, Ohio Valley Electric Corporation	No Opt. Call	BBB–	2,236,580
	Project, Series 2009E, 5.625%, 10/01/19
95	Ohio Air Quality Development Authority, Revenue Refunding Bonds, AK Steel Holding Corporation,	2/22 at 100.00	B–	85,162
	Series 2012A, 6.750%, 6/01/24 (Alternative Minimum Tax)
3,400	Southeastern Ohio Port Authority, Hospital Facilities Revenue Bonds, Memorial Health System	No Opt. Call	BB	3,649,560
	Obligated Group Project, Refunding and Improvement Series 2012, 5.000%, 12/01/22
6,000	State of Ohio, Solid Waste Disposal Revenue Bonds (USG Corporation Project) Series 1997	2/16 at 100.00	B–	6,000,060
	Remarketed, 5.600%, 8/01/32 (Alternative Minimum Tax)
	Toledo-Lucas County Port Authority, Ohio, Special Assessment Revenue Bonds, Crocker Park
	Public Improvement Project, Series 2003:
1,840	5.250%, 12/01/23	11/15 at 101.00	BB	1,848,427
8,445	5.375%, 12/01/35	12/15 at 100.00	BB	8,469,068
43,680	Total Ohio			40,612,805
	Oklahoma – 0.6% (0.4% of Total Investments)
3,300	Tulsa Municipal Airport Trust, Oklahoma, Revenue Bonds, American Airlines Inc., Refunding	No Opt. Call	BB–	3,584,361
	Series 2015, 5.000%, 6/01/35 (Mandatory put 6/01/25) (Alternative Minimum Tax)
	Oregon – 0.3% (0.2% of Total Investments)
1,000	Astoria Hospital Facilities Authority, Oregon, Hospital Revenue and Refunding Bonds, Columbia	No Opt. Call	BBB–	1,049,700
	Memorial Hospital, Series 2012, 5.000%, 8/01/31
730	Port of Saint Helens, Oregon, Pollution Control Revenue Bonds, Boise Cascade Project, Series	No Opt. Call	N/R	732,059
	1997, 5.650%, 12/01/27
1,730	Total Oregon			1,781,759
	Pennsylvania – 5.3% (4.2% of Total Investments)
2,311	Aliquippa Municipal Water Authority, Pennsylvania, Water and Sewer Revenue Bonds, Subordinated	No Opt. Call	N/R	2,399,704
	Series 2013, 5.000%, 5/15/26
920	Allegheny County Redevelopment Authority, Pennsylvania, TIF Revenue Bonds, Pittsburg Mills	11/15 at 101.00	N/R	930,368
	Project, Series 2004, 5.600%, 7/01/23
3,685	Allentown Neighborhood Improvement Zone Development Authority, Pennsylvania, Tax Revenue	No Opt. Call	Baa2	3,915,202
	Bonds, Series 2012A, 5.000%, 5/01/32
1,700	Beaver County Industrial Development Authority, Pennsylvania, Pollution Control Revenue	No Opt. Call	BBB–	1,712,172
	Refunding Bonds, FirstEnergy Nuclear Generation Project, Series 2006B, 3.500%, 12/01/35
	(Mandatory put 6/01/20)
4,025	Butler County Industrial Development Authority, Pennsylvania, Revenue Refunding Bonds, AK	No Opt. Call	B–	3,684,445
	Steel Corporation Project, Series 2012-A, 6.250%, 6/01/20 (Alternative Minimum Tax)
1,450	Doylestown Hospital Authority, Pennsylvania, Hospital Revenue Bonds, Series 2013A,	No Opt. Call	BBB	1,598,901
	5.000%, 7/01/23
825	East Hempfield Township Industrial Development Authority, Pennsylvania, Student Services Inc –	7/25 at 100.00	BBB–	879,079
	Student Housing Project at Millersville University, Series 2015, 5.000%, 7/01/30
1,000	Montgomery County Industrial Development Authority, Pennsylvania, Revenue Bonds, Whitemarsh	1/25 at 100.00	N/R	1,005,860
	Continuing Care Retirement Community Project, Series 2015, 5.000%, 1/01/30
1,595	Northampton County Industrial Development Authority, Pennsylvania, Revenue Bonds, Morningstar	No Opt. Call	BBB–	1,670,986
	Senior Living, Inc., Series 2012, 5.000%, 7/01/27
4,000	Pennsylvania Economic Development Finance Authority, Solid Waste Disposal Revenue Bonds (USG	12/15 at 100.00	B–	3,999,880
	Corporation Project) Series 1999, 6.000%, 6/01/31 (Alternative Minimum Tax)
750	Pennsylvania Economic Development Financing Authority, Sewage Sludge Disposal Revenue Bonds,	1/20 at 100.00	BBB	831,743
	Philadelphia Biosolids Facility Project, Series 2009, 6.250%, 1/01/32
4,000	Pennsylvania Public School Building Authority, Lease Revenue Bonds, School District of	No Opt. Call	AA	4,574,160
	Philadelphia, Series 2006B, 5.000%, 6/01/27 – AGM Insured
1,000	Philadelphia Hospitals and Higher Education Facilities Authority, Pennsylvania, Hospital Revenue	7/17 at 100.00	BB+	1,038,230
	Bonds, Temple University Health System Obligated Group, Series 2007B, 5.500%, 7/01/26
3,000	Philadelphia Hospitals and Higher Education Facilities Authority, Pennsylvania, Hospital Revenue	No Opt. Call	BB+	3,173,610
	Bonds, Temple University Health System Obligated Group, Series 2012B, 6.250%, 7/01/23
2,595	Susquehanna Area Regional Airport Authority, Pennsylvania, Airport System Revenue Bonds,	No Opt. Call	Ba1	2,641,658
	Series 2012C, 3.000%, 1/01/17
32,856	Total Pennsylvania			34,055,998
	Puerto Rico – 0.5% (0.4% of Total Investments)
3,500	Puerto Rico Infrastructure Financing Authority, Special Tax Revenue Bonds, Series 2005C,	No Opt. Call	CC	3,099,425
	5.500%, 7/01/27 – AMBAC Insured
	Rhode Island – 1.0% (0.8% of Total Investments)
6,000	Rhode Island Health & Educational Building Corporation, Public Schools Financing Program	5/19 at 100.00	A3	6,549,420
	Revenue Bonds, Pooled Series 2009E, 6.000%, 5/15/29 – AGC Insured
	South Carolina – 1.9% (1.5% of Total Investments)
	South Carolina JOBS Economic Development Authority, Hospital Revenue Bonds, Bon Secours
	Health System Obligated Group, Tender Option Bond Trust 1141:
1,500	21.136%, 11/01/27 (IF) (5)	11/22 at 100.00	A	2,375,925
1,010	21.116%, 11/01/28 (IF) (5)	11/22 at 100.00	A	1,579,276
1,255	21.136%, 11/01/29 (IF) (5)	11/22 at 100.00	A	1,924,292
1,450	South Carolina JOBS Economic Development Authority, Economic Development Revenue Bonds,	2/25 at 100.00	BB	1,439,227
	Palmetto Scholars Academy Project, Series 2015A, 5.125%, 8/15/35
5,000	York County, South Carolina, Celanese, Series 1994, 5.700%, 1/01/24 (Alternative Minimum Tax)	11/15 at 100.00	BB–	5,012,750
10,215	Total South Carolina			12,331,470
	Tennessee – 1.8% (1.4% of Total Investments)
1,210	Chattanooga Health, Educational, and Housing Facility Board, Tennessee, Revenue Refunding	10/15 at 100.00	BBB	1,211,513
	Bonds, CDFI Phase I, LLC Project, Series 2005A, 5.000%, 10/01/25
2,000	Clarksville Natural Gas Acquisition Corporation, Tennessee, Natural Gas Revenue Bonds, Series	No Opt. Call	A	2,264,340
	2006, 5.000%, 12/15/21 – SYNCORA GTY Insured
1,935	Knox County Health, Educational and Housing Facility Board, Tennessee, Hospital Revenue	No Opt. Call	A	2,216,059
	Refunding Bonds, Covenant Health, Series 2012A, 5.000%, 1/01/26
4,650	Knox County Health, Educational, and Housing Facilities Board, Tennessee, Revenue Bonds,	11/24 at 100.00	N/R	4,610,057
	Provision Center for Proton Therapy Project, Series 2014, 5.250%, 5/01/25
1,000	The Tennessee Energy Acquisition Corporation, Gas Revenue Bonds, Series 2006C, 5.000%, 2/01/23	No Opt. Call	A	1,126,420
10,795	Total Tennessee			11,428,389
	Texas – 9.4% (7.5% of Total Investments)
	Austin Convention Enterprises Inc., Texas, Convention Center Hotel Revenue Bonds, First Tier
	Series 2006A:
3,780	5.250%, 1/01/24 – SYNCORA GTY Insured	1/17 at 100.00	BBB–	3,871,967
275	5.000%, 1/01/34 – SYNCORA GTY Insured	1/17 at 100.00	BBB–	278,130
7,000	Austin Convention Enterprises Inc., Texas, Convention Center Hotel Revenue Bonds, Second Tier	1/17 at 100.00	BB	7,215,040
	Series 2006B, 5.750%, 1/01/24
	Austin, Texas, Estancia Hill Country Public Improvement District, Area 1 Special Assessment
	Revenue Bonds, Series 2013:
1,695	4.500%, 11/01/18	No Opt. Call	N/R	1,745,935
1,500	6.000%, 11/01/28	11/23 at 100.00	N/R	1,594,335
610	Bexar County, Texas, Health Facilities Development Corporation Revenue Bonds, Army Retirement	7/17 at 100.00	BBB	628,550
	Residence, Series 2007, 5.000%, 7/01/27
2,095	Board of Managers, Joint Guadalupe County – Seguin City Hospital, Texas, FHA Insured Hospital	8/18 at 100.00	Ba1	2,221,014
	Mortgage Revenue Bonds, Guadalupe Regional Medical Center Project, Series 2007,
	5.500%, 8/15/36
1,000	Clifton Higher Education Finance Corporation, Texas, Education Revenue Bonds, Idea Public	No Opt. Call	BBB	1,051,840
	Schools, Series 2012, 3.750%, 8/15/22
2,000	Dallas Area Rapid Transit, Texas, Sales Tax Revenue Bonds, Tender Option Bond Trust 3307,	No Opt. Call	AA+	4,666,400
	23.926%, 12/01/26 – AMBAC Insured (IF) (5)
2,000	Gulf Coast Industrial Development Authority, Texas, Solid Waste Disposal Revenue Bonds, Citgo	10/22 at 100.00	BB	2,087,760
	Petroleum Corporation Project, Series 1995, 4.875%, 5/01/25 (Alternative Minimum Tax)
	Harris County Cultural Education Facilities Finance Corporation, Texas, Revenue Refunding
	Bonds, Young Men’s Christian Association of the Greater Houston Area, Series 2013A:
330	5.000%, 6/01/18	No Opt. Call	Baa3	357,166
1,500	5.000%, 6/01/20	No Opt. Call	Baa3	1,666,335
535	5.000%, 6/01/21	No Opt. Call	Baa3	593,925
855	5.000%, 6/01/22	No Opt. Call	Baa3	953,556
915	5.000%, 6/01/23	No Opt. Call	Baa3	1,025,669
1,500	Health Facilities Development District of Central Texas, Revenue Bonds, Legacy at Willow Bend	11/16 at 100.00	N/R	1,519,470
	Project, Series 2006A, 5.625%, 11/01/26
200	Love Field Airport Modernization Corporation, Texas, Special Facilities Revenue Bonds,	No Opt. Call	Baa1	228,772
	Southwest Airlines Company – Love Field Modernization Program Project, Series 2012, 5.000%,
	11/01/21 (Alternative Minimum Tax)
1,000	New Hope Cultural Education Facilities Finance Corporation, Texas, Student Housing Revenue	4/24 at 100.00	BBB–	1,040,600
	Bonds, CHF-Collegiate Housing Corpus Christi I, L.L.C.-Texas A&M University-Corpus Christi
	Project, Series 2014A, 5.000%, 4/01/34
1,250	Port Corpus Christi Authority, Nueces County, Texas, Pollution Control Revenue Bonds, Celanese	11/15 at 100.00	BB–	1,254,213
	Project, Refunding Series 2002B, 6.700%, 11/01/30 (Alternative Minimum Tax)
1,500	Red River Authority, Texas, Pollution Control Revenue Bonds, AEP Texas North Company, Public	No Opt. Call	AA–	1,643,580
	Service Company of Oklahoma and AEP Texas Central Company Oklaunion Project, Refunding
	Series 2007, 4.450%, 6/01/20 – NPFG Insured
2,680	San Antonio Public Facilities Corporation, Texas, Lease Revenue Bonds, Convention Center	No Opt. Call	AA+	4,512,664
	Refinancing & Expansion Project, Tender Option Bond Trust 2015-XF0125, 22.092%, 9/15/20 (IF) (5)
	Tarrant County Cultural Education Facilities Finance Corporation, Texas, Hospital Revenue
	Bonds, Scott & White Healthcare Project, Tender Option Bond Trust 1149:
100	21.913%, 8/15/22 (IF) (5)	No Opt. Call	AA–	180,965
155	21.707%, 8/15/24 (IF) (5)	8/23 at 100.00	AA–	283,909
200	21.913%, 8/15/26 (IF) (5)	8/23 at 100.00	AA–	352,470
170	21.667%, 8/15/27 (IF) (5)	8/23 at 100.00	AA–	293,106
	Texas Municipal Gas Acquisition and Supply Corporation I, Gas Supply Revenue Bonds, Senior
	Lien Series 2008D:
700	5.625%, 12/15/17	No Opt. Call	A–	741,916
9,320	6.250%, 12/15/26	No Opt. Call	A–	11,162,377
5,000	Texas Municipal Gas Acquisition and Supply Corporation III, Gas Supply Revenue Bonds, Series	No Opt. Call	A3	5,738,250
	2012, 5.000%, 12/15/22
1,190	Westlake, Texas, Special Assessment Revenue Bonds, Solana Public Improvement District, Series	9/25 at 100.00	N/R	1,177,695
	2015, 6.125%, 9/01/35
51,055	Total Texas			60,087,609
	Utah – 1.0% (0.8% of Total Investments)
6,000	Salt Lake County, Utah, Research Facility Revenue Bonds, Huntsman Cancer Foundation, Series	12/18 at 100.00	N/R	6,359,580
	2013A-1, 5.000%, 12/01/33 (Mandatory put 12/15/20)
	Vermont – 0.6% (0.4% of Total Investments)
3,600	Vermont Economic Development Authority, Solid Waste Disposal Revenue Bonds, Casella Waste	No Opt. Call	B+	3,653,136
	Systems, Inc. Project, Series 2013, 4.750%, 4/01/36 (Mandatory put 4/02/18) (Alternative
	Minimum Tax)
	Virgin Islands – 2.5% (1.9% of Total Investments)
2,500	Virgin Islands Public Finance Authority, Gross Receipts Taxes Loan Note, Refunding Series	No Opt. Call	AA	2,781,450
	2012A, 5.000%, 10/01/32 – AGM Insured
3,000	Virgin Islands Public Finance Authority, Gross Receipts Taxes Loan Note, Working Capital	10/24 at 100.00	BBB+	3,271,860
	Series 2014A, 5.000%, 10/01/29
2,000	Virgin Islands Public Finance Authority, Matching Fund Loan Notes Revenue Bonds, Senior Lien	10/20 at 100.00	BBB	2,232,180
	Series 2010A, 5.000%, 10/01/25
1,515	Virgin Islands Public Finance Authority, Matching Fund Loan Notes Revenue Bonds, Senior Lien,	No Opt. Call	AA	1,808,804
	Refunding Series 2013B, 5.000%, 10/01/24 – AGM Insured
5,000	Virgin Islands Public Finance Authority, Matching Fund Revenue Loan Note – Diageo Project,	10/19 at 100.00	Baa3	5,641,949
	Series 2009A, 6.750%, 10/01/37
14,015	Total Virgin Islands			15,736,243
	Virginia – 2.7% (2.2% of Total Investments)
	Dulles Town Center Community Development Authority, Loudon County, Virginia Special
	Assessment Refunding Bonds, Dulles Town Center Project, Series 2012:
1,265	4.000%, 3/01/20	No Opt. Call	N/R	1,273,513
1,000	5.000%, 3/01/21	No Opt. Call	N/R	1,049,610
1,410	5.000%, 3/01/22	No Opt. Call	N/R	1,482,629
	Fairfax County Industrial Development Authority, Virginia, Healthcare Revenue Bonds, Inova
	Health System, Tender Option Bond Trust 3309:
1,800	22.558%, 5/15/20 (IF) (5)	No Opt. Call	AA+	3,184,650
120	22.558%, 5/15/20 (IF) (5)	No Opt. Call	AA+	211,656
400	17.608%, 5/15/20 (IF) (5)	No Opt. Call	AA+	499,500
2,615	Giles County Industrial Development Authority, Virginia, Exempt Facility Revenue Bonds,	11/15 at 100.00	BB–	2,623,262
	Hoechst Celanese Project, Series 1996, 6.450%, 5/01/26
1,651	Peninsula Town Center Community Development Authority, Virginia, Special Obligation Bonds,	No Opt. Call	N/R	1,763,994
	Series 2007, 5.800%, 9/01/17
1,000	Roanoke Economic Development Authority, Virginia, Residential Care Facility Mortgage Revenue	No Opt. Call	N/R	1,006,570
	Refunding Bonds, Virginia Lutheran Homes Brandon Oaks Project, Series 2012, 5.000%, 12/01/32
	Virginia Gateway Community Development Authority, Prince William County, Virginia, Special
	Assessment Refunding Bonds, Series 2012:
695	5.000%, 3/01/25	No Opt. Call	N/R	726,365
620	4.500%, 3/01/29	No Opt. Call	N/R	610,142
1,505	5.000%, 3/01/30	No Opt. Call	N/R	1,555,523
1,410	Virginia Small Business Financing Authority, Revenue Bonds, Hampton University, Refunding	No Opt. Call	A–	1,643,228
	Series 2014, 5.000%, 10/01/23
15,491	Total Virginia			17,630,642
	Washington – 2.5% (2.0% of Total Investments)
500	Tacoma Consolidated Local Improvement District 65, Washington, Special Assessment Bonds,	4/16 at 100.00	N/R	502,580
	Series 2013, 5.750%, 4/01/43
2,000	Washington State Health Care Facilities Authority, Revenue Bonds, Group Health Cooperative of	12/16 at 100.00	AA	2,081,020
	Puget Sound, Series 2006, 5.000%, 12/01/24 – RAAI Insured
5,000	Washington Health Care Facilities Authority, Revenue Bonds, Catholic Health Initiative, Tender	7/24 at 100.00	A	4,828,600
	Option Bonds Trust 2015-XF1017, 2.640%, 1/01/35 (IF) (5)
	Washington State Housing Finance Commission, Non-Profit Housing Revenue Bonds, Mirabella
	Project, Series 2012A:
3,800	6.000%, 10/01/22	No Opt. Call	N/R	4,190,716
2,135	6.500%, 10/01/32	No Opt. Call	N/R	2,312,034
	Washington State Housing Finance Commission, Non-Profit Revenue Bonds, Emerald Heights
	Project, Refunding 2013:
1,000	5.000%, 7/01/21	No Opt. Call	A–	1,106,000
1,000	5.000%, 7/01/23	No Opt. Call	A–	1,109,190
15,435	Total Washington			16,130,140
	Wisconsin – 2.7% (2.1% of Total Investments)
1,740	Green Bay Redevelopment Authority, Wisconsin, Industrial Development Revenue Bonds, Fort	No Opt. Call	N/R	1,920,403
	James Project, Series 1999, 5.600%, 5/01/19 (Alternative Minimum Tax)
	Oneida Tribe of Indians of Wisconsin, Retail Sales Revenue Bonds, Series 2011-144A:
4,580	5.500%, 2/01/21	No Opt. Call	AA–	5,106,836
350	6.500%, 2/01/31	2/19 at 102.00	AA–	403,767
415	Platteville Redevelopment Authority, Wisconsin, Revenue Bonds, University of Wisconsin –	7/22 at 100.00	BBB–	427,052
	Platteville Real Estate Foundation Project, Series 2012A, 5.000%, 7/01/42
	Public Finance Authority of Wisconsin, Educational Facility Revenue Bonds, Cottonwood
	Classical Preparatory School in Albuquerque, New Mexico, Series 2012A:
1,200	5.250%, 12/01/22	No Opt. Call	N/R	1,224,540
1,610	6.000%, 12/01/32	No Opt. Call	N/R	1,633,426
760	Public Finance Authority of Wisconsin, Revenue Bonds, Roseman University of Health Sciences,	No Opt. Call	BB–	772,760
	Series 2012, 5.000%, 4/01/22
1,115	Public Finance Authority of Wisconsin, Student Housing Revenue Bonds, Collegiate Housing	7/25 at 100.00	BBB–	1,152,564
	Foundation – Cullowhee LLC – Western California University Project, Series 2015A,
	5.000%, 7/01/30
3,130	Public Finance Authority, Wisconsin, Senior Airport Facilities Revenue and Refunding Bonds,	No Opt. Call	BBB	3,323,246
	Trips Obligated Group, Series 2012B, 5.000%, 7/01/22 (Alternative Minimum Tax)
	University of Wisconsin Hospitals and Clinics Authority, Revenue Bonds, Tender Option Bond
	Trust 2015-XF0127:
50	20.652%, 4/01/20 (IF) (5)	No Opt. Call	Aa3	91,700
100	21.477%, 10/01/20 (IF) (5)	No Opt. Call	Aa3	191,255
185	21.087%, 10/01/20 (IF) (5)	No Opt. Call	Aa3	338,430
100	21.477%, 10/01/20 (IF) (5)	No Opt. Call	Aa3	178,280
250	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Beloit Health System,	4/20 at 100.00	A–	263,200
	Inc., Series 2010B, 5.000%, 4/01/30
15,585	Total Wisconsin			17,027,459
	Wyoming – 0.1% (0.1% of Total Investments)
595	Sweetwater County, Wyoming, Solid Waste Disposal Revenue Bonds, FMC Corporation, Series	12/15 at 100.00	BBB+	601,046
	2005, 5.600%, 12/01/35 (Alternative Minimum Tax)
$ 760,327	Total Long-Term Investments (cost $804,657,661)			803,694,297

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	SHORT-TERM INVESTMENTS – 0.2% (0.2% of Total Investments)

	MUNICIPAL BONDS – 0.2% (0.2% of Total Investments)

	California – 0.2% (0.2% of Total Investments)
$ 1,160	California Statewide Community Development Authority, Revenue Bonds, Daughters of Charity	No Opt. Call	N/R	$ 1,167,981
	Health System, Series 2014A, 6.000%, 12/15/15 (7)
110	California Statewide Community Development Authority, Revenue Bonds, Daughters of Charity	No Opt. Call	N/R	110,757
	Health System, Series 2014B, 6.000%, 12/15/15 (7)
170	California Statewide Community Development Authority, Revenue Bonds, Daughters of Charity	No Opt. Call	N/R	171,169
	Health System, Series 2014C, 6.000%, 12/15/15 (7)
$ 1,440	Total Short-Term Investments (cost $1,440,000)			1,449,907
	Total Investments (cost $806,097,661) – 125.7%			805,144,204
	Variable Rate MuniFund Term Preferred Shares, at Liquidation Value – (27.3)% (8)			(175,000,000)
	Other Assets Less Liabilities – 1.6% (9)			10,301,197
	Net Assets Applicable to Common Shares – 100%			$ 640,445,401

Investments in Derivatives as of August 31, 2015
Interest Rate Swaps outstanding:
		Fund			Fixed Rate			Unrealized
	Notional	Pay/Receive	Floating Rate	Fixed Rate	Payment	Effective	Termination	Appreciation
Counterparty	Amount	Floating Rate	Index	(Annualized)	Frequency	Date (10)	Date	(Depreciation)
JPMorgan	$24,300,000	Receive	3-Month USD-LIBOR-ICE	2.857%	Quarterly	7/13/16	7/13/26	$(805,227)
JPMorgan	21,400,000	Receive	Weekly USD-SIFMA	1.985	Quarterly	10/03/16	10/03/28	189,717
	$45,700,000							$(615,510)

Fair Value Measurements

Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.

Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:

	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Municipal Bonds	$ —	$803,694,297	$ —	$803,694,297
Short-Term Investments:
Municipal Bonds	—	—	1,449,907	1,449,907
Investments in Derivatives:
Interest Rate Swaps*	—	(615,510)	—	(615,510)
Total	$ —	$803,078,787	$1,449,907	$804,528,694
* Represents net unrealized appreciation (depreciation).

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing taxable market discount, timing differences in recognizing certain gains and losses on investment transactions and the treatment of investments in inverse floating rate securities reflected as financing transactions, if any. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

As of August 31, 2015, the cost of investments (excluding investments in derivatives) was $805,174,646.

Gross unrealized appreciation and gross unrealized depreciation of investments (excluding investments in derivatives) as of August 31, 2015, were as follows:

Gross unrealized:
Appreciation	$ 16,844,878
Depreciation	(16,875,320)
Net unrealized appreciation (depreciation) of investments	$ (30,442)

(1)	All percentages shown in the Portfolio of Investments are based on net assets.
(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption.
There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3)	Ratings: Using the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service,
Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or
BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.
(4)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest. Certain bonds backed by U.S. Government or agency securities are regarded as having an implied rating equal to the rating of such securities.
(5)	Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in derivatives and/or inverse floating rate transactions.
(6)	As of, or subsequent to, the end of the reporting period, this security is non-income producing. Non-income producing, in the case of a fixed-income security, generally denotes that the issuer has (1) defaulted on the payment of principal or interest, (2) is under the protection of the Federal Bankruptcy Court or (3) the Fund’s
Adviser has concluded that the issue is not likely to meet its future interest payment obligations and has ceased accruing additional income on the Fund’s records.
(7)	Investment valued at fair value using methods determined in good faith by, or at the discretion of, the Board.
For fair value measurement disclosure purposes, investment classified as Level 3.
(8)	Variable Rate MuniFund Term Preferred Shares, at Liquidation Value as a percentage of Total Investments is 21.7%.
(9)	Other assets less liabilities includes the unrealized appreciation (depreciation) of certain over-the-counter derivatives as well as the exchange-cleared and exchange-traded derivatives, when applicable.
(10)	Effective date represents the date on which both the Fund and Counterparty commence interest payment accruals on each contract.
(ETM)	Escrowed to maturity.
(IF)	Inverse floating rate investment.
144A	Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
USD-LIBOR-ICE	United States Dollar-London Inter-Bank Offered Rate-Intercontinental Exchange
USD-SIFMA	United States Dollar-Securities Industry and Financial Markets Association

Item 2. Controls and Procedures.

a.
The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

b.
There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: See EX-99 CERT attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Nuveen Intermediate Duration Municipal Term Fund

By (Signature and Title)	/s/ Kevin J. McCarthy
Kevin J. McCarthy Vice President and Secretary

Date:         October 30, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Gifford R. Zimmerman
Gifford R. Zimmerman Chief Administrative Officer (principal executive officer)

Date:         October 30, 2015

By (Signature and Title)	/s/ Stephen D. Foy
Stephen D. Foy Vice President and Controller (principal financial officer)

Date:         October 30, 2015